Segments Segment (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2019 and 2018 (in thousands).

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2019
Vessel revenue	$61,081	$103,234	$—	$164,315
Voyage expenses	408	438	—	846
Vessel operating cost	25,730	50,962	—	76,692
Charterhire expense	8,039	2,731	—	10,770
Vessel depreciation	13,695	27,108	—	40,803
General and administrative expenses	1,594	3,131	19,276	24,001
Loss / write-down on assets held for sale	7,353	4,688	—	12,041
Interest income	—	—	1,227	1,227
Income from equity investment	—	—	70,227	70,227
Foreign exchange loss	—	—	(33)	(33)
Financial expense, net	—	—	(41,013)	(41,013)
Segment income	$4,262	$14,176	$11,132	$29,570

	Kamsarmax	Ultramax	Corporate	Total
Nine Months Ended September 30, 2018
Vessel revenue	$64,553	$112,778	$—	$177,331
Voyage expenses	108	264	—	372
Vessel operating cost	25,458	53,430	—	78,888
Charterhire expense	318	2,773	—	3,091
Vessel depreciation	14,306	27,887	—	42,193
General and administrative expenses	1,515	3,255	18,513	23,283
Interest income	—	—	756	756
Foreign exchange loss	—	—	(73)	(73)
Financial expense, net	—	—	(35,512)	(35,512)
Segment income (loss)	$22,848	$25,169	$(53,342)	$(5,325)
Identifiable assets, classified by the segment by which the Company operates, are as follows (in thousands):

Identifiable assets
	September 30, 2019	December 31, 2018
Held by vessel owning subsidiaries or allocated to segments:
Kamsarmax	500,045	553,790
Ultramax	980,038	994,812
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	59,881	55,884
Other	218,148	99,340
Total identifiable assets	$1,758,112	$1,703,826